Related Party Transactions (Details) - USD ($)					3 Months Ended		12 Months Ended
	Feb. 07, 2024	Sep. 15, 2023	Aug. 08, 2023	Jun. 01, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 17, 2024
Related Party Transactions (Details) [Line Items]
Consideration Amount				$ 3,500
Granted with options to purchase (in Shares)				2,610
Exchanged for options to purchase of common stock (in Shares)				9,597,675
Cash fee	$ 5,000
General and administrative expenses					$ 385,564	$ 165,097	$ 1,120,426	$ 814,653
Accrued expense					5,000	0
Received fees in the aggregate amount	55,000
Aggregate amount of warrants			$ 145,000
Aggregate shares of common stock (in Shares)			10,454,500
Exercise price per share (in Dollars per share)			$ 0.033
Cash payment		$ 14,500
Expiring date			Jul. 15, 2024
Director Consulting Services [Member]
Related Party Transactions (Details) [Line Items]
Cash fee	2,500
Reimbursement amount	$ 500
General and administrative expenses					7,008	2,969
Accrued expense					2,989	4,841
Shareholder Consulting Services [Member]
Related Party Transactions (Details) [Line Items]
General and administrative expenses					43,500	0
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Warrants value									$ 36,748
Consulting Agreement [Member]
Related Party Transactions (Details) [Line Items]
General and administrative expenses					$ 10,000	$ 0